Share-Based Compensation - Additional Information (Detail)	12 Months Ended
Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average grant date fair value of stock options per unit	$ 9.71
Maximum term of options granted	10 years
Aggregate grant-date fair value of all options granted	$ 18,000,000
Average share price	$ 51.80
Deferred Share Units [member] | Directors [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shares outstanding	456,848